Stock-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation
Vesting period (in years)		4 years
Contractual life (in years)		10 years
Granted (in shares)	840,450	1,864,375	1,225,901
Unvested stock options (in shares)		1,929,703
Unrecognized compensation cost		$ 8,100
Weighted average amortization period		2 years 3 months 18 days
Aggregate intrinsic value of options exercised		$ 1	$ 700
Aggregate intrinsic value of options outstanding		200
Aggregate intrinsic value of options exercisable		$ 100
Weighted average grant date fair value, options granted (in dollars per share)		$ 3.13	$ 6.74
Expected dividend yield		0.00%	0.00%
Tranche One
Share-based compensation
Percentage of shares to vest	50.00%
Tranche Two
Share-based compensation
Percentage of shares to vest	8.33%
2019 Plan
Share-based compensation
Shares available for future issuance (in shares)		2,919,872
New shares available for future issuance (in shares)		534,320
Vesting period (in years)		10 years
Percentage of common stock outstanding		4.00%
ESPP
Share-based compensation
Vesting period (in years)		10 years
Percentage of common stock outstanding		1.00%
Aggregate number of shares issued (in shares)		133,580